SHORT-TERM BANK BORROWINGS - Narrative (Details)	1 Months Ended
	Dec. 31, 2025 CNY (¥) agreement	Jun. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥) agreement	Mar. 31, 2024 CNY (¥) agreement	Aug. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)
SHORT-TERM BANK BORROWINGS
Weighted average interest rate	2.50%								3.00%
Secured borrowings | Twelve months secured loan facility
SHORT-TERM BANK BORROWINGS
Debt term				12 months	12 months			12 months
Maximum credit facility amount				¥ 100,000,000	¥ 100,000,000			¥ 160,000,000	¥ 200,000,000
Withdrawal amount under facility agreement		¥ 100,000,000	¥ 100,000,000	¥ 100,000,000	¥ 100,000,000	¥ 58,619,195	¥ 41,380,805
Percentage of interest bearded under facility agreement		2.50%	2.60%	3.00%	3.00%	3.20%	3.20%
Repayment of loan				¥ 100,000,000
Number of debt arrangements entered | agreement				2	2
Outstanding amount	¥ 200,000,000
Collateral deposits	210,864,000
Unsecured borrowing
SHORT-TERM BANK BORROWINGS
Maximum credit facility amount	200,000,000
Unsecured borrowing | March 2025 Twelve Month Revolving Loan Facility
SHORT-TERM BANK BORROWINGS
Debt term			12 months
Maximum credit facility amount			¥ 20,000,000
Withdrawal amount under facility agreement			¥ 20,000,000
Percentage of interest bearded under facility agreement			2.60%
Outstanding amount	¥ 20,000,000
Unsecured borrowing | December 2025 Twelve Month Revolving Loan Facility
SHORT-TERM BANK BORROWINGS
Debt term	12 months
Withdrawal amount under facility agreement	¥ 20,000,000
Percentage of interest bearded under facility agreement	2.30%
Outstanding amount	¥ 20,000,000
Number of line of credit agreements | agreement	2
Unsecured borrowing | December 2025 Twelve Month Revolving Loan Facility One
SHORT-TERM BANK BORROWINGS
Maximum credit facility amount	¥ 100,000,000
Unsecured borrowing | December 2025 Twelve Month Revolving Loan Facility Two
SHORT-TERM BANK BORROWINGS
Maximum credit facility amount	¥ 1,000,000,000